AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES — 12.3%
239,205	AASET 2025-1 Series 2025-1A, Class A, 5.94%, 2/16/2050[2]	$246,415
232,341	Ally Bank Auto Credit-Linked Notes Series 2025-A, Class C, 4.84%, 6/15/2033[2,3]	233,044
14,866	Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028[2,3]	14,902
160,449	Aqua Finance Issuer Trust Series 2025-B, Class A, 4.79%, 5/17/2051[2,3]	161,048
31,306	Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028[2,3]	31,535
282,000	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A, Class A, 5.12%, 8/20/2031[2,3]	289,569
1,000,000	Bain Capital Credit CLO Ltd. Series 2020-3A, Class A1RR, 5.53% (3-Month Term SOFR+121 basis points), 10/23/2034[2,3,4]	1,001,679
235,889	Blackbird Capital Aircraft Series 2021-1A, Class B, 3.45%, 7/15/2046[2,3]	224,872
665,000	BlackRock Shasta CLO XIII LLC Series 2024-1A, Class A1, 6.17% (3-Month Term SOFR+185 basis points), 7/15/2036[2,3,4]	665,835
450,000	Centersquare Issuer LLC Series 2025-1A, Class A2, 5.50%, 3/26/2055[2,3]	444,280
850,000	Cerberus Loan Funding XLIX LLC Series 2024-5A, Class A, 5.67% (3-Month Term SOFR+135 basis points), 1/15/2034[2,3,4]	847,674
43,065	Chesapeake Funding II LLC Series 2023-2A, Class A1, 6.16%, 10/15/2035[2,3]	43,680
1,000,000	Churchill MMSLF CLO-IV Ltd. Series 2024-3A, Class A, 5.93% (3-Month Term SOFR+160 basis points), 10/22/2035[2,3,4]	997,882
316,740	CLI Funding IX LLC Series 2025-1A, Class A, 5.35%, 6/20/2050[2,3]	320,792
109,000	COMM Mortgage Trust Series 2020-CX, Class D, 2.77%, 11/10/2046[2,3,5]	89,513
249,230	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2,3]	228,105
170,034	Cross Mortgage Trust Series 2024-H2, Class A2, 6.42%, 4/25/2069[2,3,6]	171,783
503,000	CyrusOne Data Centers Issuer I LLC Series 2025-1A, Class A2, 5.91%, 2/20/2050[2,3]	515,077
124,487	Daimler Trucks Retail Trust Series 2023-1, Class A3, 5.90%, 3/15/2027[3]	125,178
598,000	DataBank Issuer Series 2021-2A, Class A2, 2.40%, 10/25/2051[2,3]	582,543
647,000	DataBank Issuer II LLC Series 2025-1A, Class A2, 5.18%, 9/27/2055[2,3]	649,244
598,675	DB Master Finance LLC Series 2021-1A, Class A2I, 2.04%, 11/20/2051[2,3]	583,375

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
	Domino's Pizza Master Issuer LLC
525,150	Series 2021-1A, Class A2I, 2.66%, 4/25/2051[2,3]	$496,338
84,000	Series 2025-1A, Class A2II, 5.22%, 7/25/2055[2,3]	84,845
200,129	EnFin Residential Solar Receivables Trust Series 2024-2A, Class A, 5.98%, 9/20/2055[2,3]	191,573
146,128	ENFIN Residential Solar Receivables Trust Series 2024-1A, Class A, 6.65%, 2/20/2055[2,3]	145,590
545,000	Flexential Issuer Series 2021-1A, Class A2, 3.25%, 11/27/2051[2,3]	529,083
	Ford Credit Auto Owner Trust
370,000	Series 2022-C, Class B, 5.03%, 2/15/2028[3]	372,407
194,000	Series 2024-1, Class A, 4.87%, 8/15/2036[2,3,6]	198,622
1,500,000	Fortress Credit Opportunities CLO Ltd. Series 2017-9A, Class A1TR, 6.13% (3-Month Term SOFR+181 basis points), 10/15/2033[2,3,4]	1,501,030
250,000	Golub Capital Partners CLO Ltd. Series 2020-47A, Class CR, 6.72% (3-Month Term SOFR+240 basis points), 8/5/2037[2,3,4]	250,853
40,034	Hilton Grand Vacations Trust Series 2023-1A, Class A, 5.72%, 1/25/2038[2,3]	40,847
	Huntington Bank Auto Credit-Linked Notes
160,004	Series 2024-2, Class B1, 5.44%, 10/20/2032[2,3]	161,602
230,472	Series 2025-1, Class B, 4.96%, 3/21/2033[2,3]	231,905
550,000	Invesco U.S. CLO Ltd. Series 2023-3A, Class AR, 5.63% (3-Month Term SOFR+131 basis points), 7/15/2038[2,3,5]	551,484
175,568	ITE Rail Fund Levered LP Series 2021-1A, Class A, 2.25%, 2/28/20512,3	166,352
473,000	IVY Hill Middle Market Credit Fund XII Ltd. Series 12A, Class BRR, 6.33% (3-Month Term SOFR+200 basis points), 4/20/20372,3,5	471,200
133,000	Jersey Mike's Funding Series 2025-1A, Class A2, 5.61%, 8/16/2055[2,3]	136,003
158,205	Jersey Mike's Funding LLC Series 2024-1A, Class A2, 5.64%, 2/15/2055[2,3]	161,249
155,773	JP Morgan Mortgage Trust Series Series 2024-CES1, Class A2, 6.15%, 6/25/2054[2,3,6]	157,236
916,765	LCM 37 Ltd. Series 37A, Class A1R, 5.38% (3-Month Term SOFR+106 basis points), 4/15/2034[2,3,4]	915,041
600,000	MCF CLO IX Ltd. Series 2019-1A, Class A1RR, 6.32% (3-Month Term SOFR+200 basis points), 4/17/2036[2,3,4]	601,122
193,893	MetroNet Infrastructure Issuer LLC Series 2025-2A, Class A2, 5.40%, 8/20/2055[2,3]	196,549
	MF1 Ltd.
910,500	Series 2021-FL7, Class AS, 5.70% (1-Month Term SOFR+157 basis points), 10/16/2036[2,3,4]	905,352

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
448,000	Series 2022-FL8, Class C, 6.33% (1-Month Term SOFR+220 basis points), 2/19/2037[2,3,4]	$445,716
61,328	Navient Private Education Refi Loan Trust Series 2021-A, Class A, 0.84%, 5/15/2069[2,3]	56,115
463,000	New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061[2,3]	386,253
90,956	New Residential Mortgage Loan Trust Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058[2,3,5]	89,615
375,670	OBX Trust Series 2025-NQM18, Class A1A, 5.06%, 9/25/2065[2,3,6]	375,898
147,000	Oscar U.S. Funding XVI LLC Series 2024-1A, Class A3, 5.54%, 2/10/2028[2,3]	148,170
250,000	PK Alift Loan Funding 7 LP Series 2025-2, Class A, 4.75%, 3/15/2043[2]	250,034
117,710	RCKT Mortgage Trust Series 2024-CES2, Class A2, 6.39%, 4/25/2044[2,3,5]	119,389
1,000,000	Regatta XXII Funding Ltd. Series 2022-2A, Class AR, 5.58% (3-Month Term SOFR+125 basis points), 7/20/2035[2,3,4]	1,001,500
	Retained Vantage Data Centers Issuer LLC
582,000	Series 2024-1A, Class A2, 4.99%, 9/15/2049[2,3]	583,152
103,000	Series 2025-1A, Class A2A, 5.09%, 8/15/2050[2,3]	103,299
250,000	Santander Bank Auto Credit-Linked Notes Series Series 2024-B, Class C, 5.14%, 1/18/2033[2,3]	251,120
113,725	Santander Drive Auto Receivables Trust Series 2022-5, Class C, 4.74%, 10/16/2028[3]	113,827
962,090	Slam Ltd. Series 2021-1A, Class A, 2.43%, 6/15/2046[2,3]	918,325
244,982	SLAM Ltd. Series 2025-1A, Class A, 5.81%, 5/15/2050[2]	252,545
	SMB Private Education Loan Trust
12,532	Series 2017-B, Class A2B, 5.01% (1-Month Term SOFR+86 basis points), 10/15/2035[2,3,4]	12,526
231,005	Series 2019-B, Class A2B, 5.26% (1-Month Term SOFR+111 basis points), 6/15/2037[2,3,4]	231,120
394,848	Taco Bell Funding LLC Series 2025-1A, Class A2II, 5.05%, 8/25/2055[2,3]	395,847
49,335	Tesla Auto Lease Trust Series 2023-B, Class A3, 6.13%, 9/21/2026[2,3]	49,421
360,910	TIF Funding II LLC Series 2021-1A, Class A, 1.65%, 2/20/2046[2,3]	329,138
295,538	TIF Funding III LLC Series 2024-1A, Class A, 5.48%, 4/20/2049[2,3]	296,516
250,000	U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class B1, 4.82%, 9/25/2032[2,3]	249,690
950,000	Voya CLO Ltd. Series 2019-1A, Class A1RR, 5.69% (3-Month Term SOFR+137 basis points), 10/15/2037[2,3,4]	952,968

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
	Willis Engine Structured Trust
87,045	Series 2018-A, Class A, 4.75%, 9/15/2043[2,3,6]	$86,819
541,664	Series 2021-A, Class A, 3.10%, 5/15/2046[2,3]	508,705
704,980	Zayo Issuer LLC Series 2025-2A, Class A2, 5.95%, 6/20/2055[2,3]	725,419
	TOTAL ASSET-BACKED SECURITIES
	(Cost $26,088,668)	25,867,435
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
960,000	BANK5 Series 2024-5YR12, Class A2, 5.42%, 12/15/2057[3]	993,968
138,102	BRAVO Residential Funding Trust Series Series 2025-NQM8, Class A1, 5.08%, 6/25/2065[2,3,6]	138,297
361,611	BX Commercial Mortgage Trust Series 2024-AIR2, Class A, 5.65% (1-Month Term SOFR+149 basis points), 10/15/2041[2,4]	362,176
162,000	BXHPP Trust FILM Series 2021-FILM, Class C, 5.37% (1-Month Term SOFR+122 basis points), 8/15/2036[2,4]	151,209
99,416	COLT Mortgage Loan Trust Series 2023-3, Class A2, 7.43%, 9/25/2068[2,3,6]	100,808
138,000	Hudson Yards Mortgage Trust Series 2025-SPRL, Class C, 6.15%, 1/13/2040[2,5]	142,948
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,867,708)	1,889,406
	CORPORATE BONDS — 82.4%
	COMMUNICATIONS — 5.2%
105,000	Alphabet, Inc. 5.25%, 5/15/2055[3]	105,246
	AT&T, Inc.
750,000	4.75%, 5/15/2046[3]	669,057
1,500,000	3.55%, 9/15/2055[3]	1,032,777
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,236,000	3.90%, 6/1/2052[3]	836,112
775,000	6.83%, 10/23/2055[3]	789,733
1,045,000	Comcast Corp. 3.45%, 2/1/2050[3]	729,976
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[2]	625,916
200,000	Iliad Holding SASU 8.50%, 4/15/2031[2,3,7]	214,497
316,000	Match Group Holdings II LLC 6.13%, 9/15/2033[2,3]	318,776
	Meta Platforms, Inc.
335,000	4.45%, 8/15/2052[3]	286,807
556,000	5.40%, 8/15/2054[3]	548,682

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
595,000	NBN Co., Ltd. 4.25%, 10/1/2029[2,3,7]	$594,929
	Paramount Global
419,000	4.20%, 5/19/2032[3]	390,331
83,000	6.87%, 4/30/2036	87,937
640,000	5.85%, 9/1/2043[3]	583,179
530,000	Prosus N.V. 4.99%, 1/19/2052[2,3,7]	427,721
503,000	Snap, Inc. 6.88%, 3/1/2033[2,3]	514,116
489,000	Time Warner Cable LLC 6.55%, 5/1/2037	508,146
48,000	T-Mobile USA, Inc. 4.95%, 3/15/2028[3]	48,927
	Verizon Communications, Inc.
615,000	4.02%, 12/3/2029[3]	610,836
664,000	3.55%, 3/22/2051[3]	486,511
477,000	Vmed O2 UK Financing I PLC 4.75%, 7/15/2031[2,3,7]	448,857
		10,859,069
	CONSUMER DISCRETIONARY — 9.0%
	Advance Auto Parts, Inc.
180,000	7.00%, 8/1/2030[2,3]	185,303
210,000	7.37%, 8/1/2033[2,3]	216,682
155,000	Air Canada 3.88%, 8/15/2026[2,3,7]	153,599
118,008	Air Canada Class A Pass-Through Trust 5.25%, 10/1/2030[2,7]	120,687
	American Airlines Class AA Pass-Through Trust
158,455	3.65%, 8/15/2030	153,968
259,017	3.35%, 4/15/2031	249,783
311,496	3.15%, 8/15/2033	291,713
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
87,250	5.50%, 4/20/2026[2,7]	87,265
161,000	5.75%, 4/20/2029[2,7]	161,614
130,000	American Axle & Manufacturing, Inc. 6.37%, 10/15/2032[2,3]	129,722
425,000	Asbury Automotive Group, Inc. 5.00%, 2/15/2032[2,3]	408,089
650,000	Avianca Midco 2 PLC 9.62%, 2/14/2030[2,3,7]	646,555
82,743	British Airways Class A Pass-Through Trust 4.25%, 11/15/2032[2]	80,665
418,000	Builders FirstSource, Inc. 6.37%, 3/1/2034[2,3]	430,589

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	Carnival Corp.
300,000	6.00%, 5/1/2029[2,3,7]	$304,255
365,000	5.75%, 8/1/2032[2,3,7]	371,384
121,000	6.12%, 2/15/2033[2,3,7]	124,025
10,250	Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.50%, 10/20/2025[2,7]	10,246
	ERAC USA Finance LLC
377,000	5.20%, 10/30/2034[2,3]	389,452
750,000	7.00%, 10/15/2037[2]	874,894
	Ford Motor Credit Co. LLC
204,000	5.80%, 3/5/2027[3]	206,092
550,000	7.12%, 11/7/2033[3]	588,017
1,360,000	General Motors Co. 5.63%, 4/15/2030[3]	1,410,419
	General Motors Financial Co., Inc.
797,000	3.60%, 6/21/2030[3]	759,542
1,213,000	2.35%, 1/8/2031[3]	1,074,996
500,000	Goodyear Tire & Rubber Co. 6.62%, 7/15/2030[3]	507,032
805,000	Home Depot, Inc. 5.30%, 6/25/2054[3]	787,827
930,000	International Game Technology PLC 5.25%, 1/15/2029[2,3,7]	925,920
687,000	Las Vegas Sands Corp. 6.20%, 8/15/2034[3]	718,883
270,000	Light & Wonder International, Inc. 6.25%, 10/1/2033[2,3]	270,459
525,000	Lithia Motors, Inc. 5.50%, 10/1/2030[2,3]	525,241
1,033,000	Lowe's Cos., Inc. 4.50%, 10/15/2032[3]	1,024,655
165,000	Macy's Retail Holdings LLC 7.37%, 8/1/2033[2,3]	172,039
	NCL Corp. Ltd.
584,000	6.25%, 3/1/2030[2,3,7]	591,143
273,000	5.88%, 1/15/2031[2,3,7]	272,900
500,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.38%, 8/31/2027[2,3]	486,057
735,000	Royal Caribbean Cruises Ltd. 5.38%, 1/15/2036[3,7]	739,488
516,000	Stellantis Financial Services U.S. Corp. 4.95%, 9/15/2028[2,3]	515,770
	United Airlines Class A Pass-Through Trust
86,294	5.87%, 4/15/2029	88,714
144,611	5.80%, 7/15/2037	149,569
	United Airlines Class AA Pass-Through Trust

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
133,236	4.15%, 2/25/2033	$130,023
460,946	2.70%, 11/1/2033	422,737
120,997	United Airlines Class B Pass-Through Trust 4.60%, 9/1/2027	120,361
	United Airlines, Inc.
64,000	4.38%, 4/15/2026[2,3]	63,810
273,000	4.63%, 4/15/2029[2,3]	268,854
355,000	Volkswagen Group of America Finance LLC 6.45%, 11/16/2030[2,3]	381,375
400,000	Wynn Macau Ltd. 5.63%, 8/26/2028[2,3,7]	399,620
		18,992,033
	CONSUMER STAPLES — 3.9%
152,000	Altria Group, Inc. 5.95%, 2/14/2049[3]	155,269
635,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/2036[3]	626,678
	BAT Capital Corp.
119,000	6.34%, 8/2/2030[3]	128,492
400,000	7.08%, 8/2/2043[3]	451,204
306,000	5.65%, 3/16/2052[3]	292,807
	Bimbo Bakeries USA, Inc.
376,000	6.40%, 1/15/2034[2,3]	409,673
352,000	4.00%, 5/17/2051[2,3]	266,087
200,000	Diageo Investment Corp. 5.63%, 4/15/2035[3]	212,333
515,000	Froneri Lux FinCo SARL 6.00%, 8/1/2032[2,3,7]	515,618
179,000	HCA, Inc. 5.60%, 4/1/2034[3]	186,050
574,000	J M Smucker Co. 6.50%, 11/15/2053[3]	633,398
815,000	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co. 5.50%, 1/15/2036[2,3]	832,286
206,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.63%, 1/15/2032[3,7]	192,128
251,000	Keurig Dr Pepper, Inc. 4.50%, 11/15/2045[3]	207,237
151,000	Kroger Co. 5.50%, 9/15/2054[3]	147,070
229,000	MARB BondCo PLC 3.95%, 1/29/2031[2,3,7]	209,626
	Mars, Inc.
855,000	5.20%, 3/1/2035[2,3]	873,947

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
557,000	5.65%, 5/1/2045[2,3]	$564,877
600,000	NBM U.S. Holdings, Inc. 6.62%, 8/6/2029[2,3]	607,498
730,000	Philip Morris International, Inc. 4.25%, 11/10/2044	628,851
		8,141,129
	ENERGY — 9.7%
884,000	BP Capital Markets PLC 6.13% (USD 5 Year Tsy+192 basis points)[3,7,8,9]	915,448
235,000	Cheniere Energy Partners LP 5.55%, 10/30/2035[2,3]	240,113
1,162,000	CITGO Petroleum Corp. 8.37%, 1/15/2029[2,3]	1,207,204
92,000	Columbia Pipelines Operating Co. LLC 6.54%, 11/15/2053[2,3]	98,621
604,000	Coterra Energy, Inc. 5.40%, 2/15/2035[3]	608,949
310,000	Diamondback Energy, Inc. 5.40%, 4/18/2034[3]	316,582
	DT Midstream, Inc.
358,000	4.30%, 4/15/2032[2,3]	342,485
245,000	5.80%, 12/15/2034[2,3]	252,505
	Enbridge, Inc.
150,000	6.70%, 11/15/20533,7	167,450
480,000	7.37% (USD 5 Year Tsy+312 basis points), 3/15/2055[3,7,8]	507,796
180,000	6.00% (3-Month Term SOFR+415 basis points), 1/15/2077[3,7,10]	180,540
	Energy Transfer LP
275,000	5.40%, 10/1/2047[3]	251,525
500,000	6.25%, 4/15/2049[3]	504,546
108,000	5.95%, 5/15/2054[3]	104,540
241,000	Eni S.p.A. 5.95%, 5/15/2054[2,3,7]	240,767
	Enterprise Products Operating LLC
475,000	6.45%, 9/1/2040	529,231
366,000	3.30%, 2/15/2053[3]	249,147
126,000	5.38% (3-Month Term SOFR+283 basis points), 2/15/2078[3,10]	125,126
129,000	EQT Corp. 6.38%, 4/1/2029[3]	133,866
1,000,000	Exxon Mobil Corp 1.41%, 6/26/2039[3]	855,503
	Global Partners LP / GLP Finance Corp.
68,000	6.87%, 1/15/2029[3]	68,593
518,000	8.25%, 1/15/2032[2,3]	546,333
170,000	7.12%, 7/1/2033[2,3]	174,247

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
303,000	Harbour Energy PLC 6.33%, 4/1/2035[2,3,7]	$310,641
130,000	Hess Midstream Operations LP 5.13%, 6/15/2028[2,3]	129,852
	Howard Midstream Energy Partners LLC
59,000	7.37%, 7/15/2032[2,3]	61,247
149,000	6.62%, 1/15/2034[2,3]	151,853
540,000	Ithaca Energy North Sea PLC 8.12%, 10/15/2029[2,3,7]	564,142
420,000	Medco Cypress Tree Pte Ltd. 8.62%, 5/19/2030[2,3,7]	442,957
983,000	MPLX LP 4.90%, 4/15/2058[3]	815,882
	NGPL PipeCo LLC
820,000	4.88%, 8/15/2027[2,3]	822,075
737,000	7.77%, 12/15/2037[2]	850,689
1,165,000	ONEOK, Inc. 6.05%, 9/1/2033[3]	1,235,540
400,000	Petroleos del Peru S.A. 4.75%, 6/19/2032[2,7]	346,768
485,000	Petroleos Mexicanos 6.50%, 3/13/2027[7]	490,699
238,000	Phillips 66 4.88%, 11/15/2044[3]	212,175
	Plains All American Pipeline LP / PAA Finance Corp.
250,000	4.50%, 12/15/2026[3]	250,450
153,000	4.70%, 1/15/2031[3]	153,366
200,000	Repsol E&P Capital Markets U.S. LLC 5.98%, 9/16/2035[2,3]	203,647
250,000	Saudi Arabian Oil Co. 5.75%, 7/17/2054[2,3,7]	248,625
234,000	South Bow USA Infrastructure Holdings LLC 5.58%, 10/1/2034[3]	235,392
462,000	Targa Resources Corp. 4.90%, 9/15/2030[3]	469,333
809,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.50%, 3/1/2030[3]	823,089
	TotalEnergies Capital S.A.
277,000	5.49%, 4/5/2054[3,7]	274,007
635,000	5.43%, 9/10/2064[3,7]	610,942
736,000	TransCanada PipeLines Ltd. 7.00% (USD 5 Year Tsy+262 basis points), 6/1/2065[3,7,8]	756,268
561,000	Venture Global Plaquemines LNG LLC 6.75%, 1/15/2036[2,3]	595,882

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
800,000	Williams Cos., Inc. 4.90%, 1/15/2045[3]	$718,283
		20,394,921
	FINANCIALS — 27.5%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
669,000	3.30%, 1/30/2032[3,7]	616,135
150,000	6.95% (USD 5 Year Tsy+272 basis points), 3/10/2055[3,7,8]	156,961
175,000	6.50% (USD 5 Year Tsy+244 basis points), 1/31/2056[3,7,8]	180,612
156,000	Aircastle Ltd. / Aircastle Ireland DAC 5.75%, 10/1/2031[2,3,7]	162,558
	Allianz S.E.
600,000	3.50% (USD 5 Year Tsy+297 basis points)[2,3,7,8,9,11]	595,472
200,000	3.20% (USD 5 Year Tsy+216 basis points)[2,3,7,8,9,11]	187,784
175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[3,10]	184,135
747,000	American Homes 4 Rent LP 5.50%, 2/1/2034[3]	770,953
287,000	Arthur J. Gallagher & Co. 5.55%, 2/15/2055[3]	280,641
1,225,000	Athene Global Funding 5.54%, 8/22/2035[2]	1,241,589
400,000	Banco Santander S.A. 5.59%, 8/8/2028[7]	415,596
	Bank of America Corp.
200,000	4.18%, 11/25/2027[3]	200,105
1,895,000	2.97% (SOFR+133 basis points), 2/4/2033[3,10]	1,725,416
965,000	5.87% (SOFR+184 basis points), 9/15/2034[3,10]	1,033,956
384,000	5.47% (SOFR+165 basis points), 1/23/2035[3,10]	400,875
1,055,000	5.51% (SOFR+131 basis points), 1/24/2036[3,10]	1,102,679
799,000	5.74% (SOFR+170 basis points), 2/12/2036[3,10]	830,062
200,000	5.88%, 2/7/2042	214,300
599,000	Bank of Montreal 7.30% (USD 5 Year Tsy+301 basis points), 11/26/2084[3,7,8]	635,644
1,250,000	Bank of Nova Scotia 7.35% (USD 5 Year Tsy+290 basis points), 4/27/2085[3,7,8]	1,303,732
354,000	Barclays PLC 5.86% (SOFR+183 basis points), 8/11/2046[3,7,10]	363,362
65,000	Block, Inc. 5.63%, 8/15/2030[2,3]	65,855
115,000	Brown & Brown, Inc. 5.55%, 6/23/2035[3]	118,311
600,000	Capital One Financial Corp. 7.62% (SOFR+307 basis points), 10/30/2031[3,10]	678,796
	Citigroup, Inc.
779,000	5.45% (SOFR+145 basis points), 6/11/2035[3,10]	807,839

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
658,000	6.02% (SOFR+183 basis points), 1/24/2036[3,10]	$689,369
672,000	6.75% (USD 5 Year Tsy+257 basis points)[3,8,9]	683,087
	Citizens Financial Group, Inc.
103,000	5.84% (SOFR+201 basis points), 1/23/2030[3,10]	107,364
798,000	6.64% (SOFR+232 basis points), 4/25/2035[3,10]	878,082
	Corebridge Financial, Inc.
31,000	5.75%, 1/15/2034[3]	32,609
328,000	6.37% (USD 5 Year Tsy+265 basis points), 9/15/2054[3,8]	336,630
694,000	Cousins Properties LP 5.38%, 2/15/2032[3]	711,592
715,000	CubeSmart LP 5.13%, 11/1/2035[3]	712,166
265,000	Extra Space Storage LP 2.35%, 3/15/2032[3]	230,031
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[2,3,10]	883,476
407,000	First Industrial LP 5.25%, 1/15/2031[3]	417,403
450,000	Global Payments, Inc. 5.40%, 8/15/2032[3]	460,398
	Goldman Sachs Group, Inc.
209,000	5.95%, 1/15/2027	214,169
790,000	6.33% (3-Month Term SOFR+201 basis points), 10/28/2027[3,4]	801,976
1,787,000	5.05% (SOFR+121 basis points), 7/23/2030[3,10]	1,832,150
1,640,000	1.99% (SOFR+109 basis points), 1/27/2032[3,10]	1,447,372
250,000	6.75%, 10/1/2037	280,091
391,000	5.56% (SOFR+158 basis points), 11/19/2045[3,10]	396,675
519,000	5.73% (SOFR+170 basis points), 1/28/2056[3,10]	537,988
232,000	High Street Funding Trust II 4.68%, 2/15/2048[2,3]	203,529
	HSBC Holdings PLC
224,000	4.95%, 3/31/2030[7]	229,783
620,000	5.74% (SOFR+196 basis points), 9/10/2036[3,7,10]	632,712
398,000	ING Groep N.V. 7.00% (SOFR Swap 5 year+359 basis points)[3,7,9,10]	410,025
	JPMorgan Chase & Co.
287,000	5.30% (SOFR+145 basis points), 7/24/2029[3,10]	295,745
1,280,000	2.58% (3-Month Term SOFR+125 basis points), 4/22/2032[3,10]	1,163,634
1,551,000	5.35% (SOFR+184 basis points), 6/1/2034[3,10]	1,616,401
1,009,000	5.34% (SOFR+162 basis points), 1/23/2035[3,10]	1,047,238
307,000	5.50% (SOFR+132 basis points), 1/24/2036[3,10]	321,227
514,000	5.58% (SOFR+164 basis points), 7/23/2036[3,10]	532,441
482,000	5.53% (SOFR+155 basis points), 11/29/2045[3,10]	495,246
342,000	Kilroy Realty LP 5.88%, 10/15/2035[3]	346,453

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
930,000	Liberty Mutual Group, Inc. 3.95%, 10/15/2050[2,3]	$711,753
341,000	Lincoln National Corp. 5.85%, 3/15/2034[3]	356,824
452,000	Lloyds Banking Group PLC 5.59% (USD 1 Year Tsy+120 basis points), 11/26/2035[3,7,10]	469,629
401,000	M&T Bank Corp. 5.18% (SOFR+140 basis points), 7/8/2031[3,10]	410,774
	Macquarie Airfinance Holdings Ltd.
848,000	5.15%, 3/17/2030[2,3,7]	860,087
59,000	6.50%, 3/26/2031[2,3,7]	63,217
236,000	Massachusetts Mutual Life Insurance Co. 4.90%, 4/1/2077[2]	199,796
	MetLife, Inc.
1,219,000	9.25%, 4/8/2038[2,3]	1,462,049
333,000	10.75%, 8/1/2039[3]	444,875
1,150,000	6.40%, 12/15/2066[3]	1,210,304
	Morgan Stanley
1,250,000	5.04% (SOFR+122 basis points), 7/19/2030[3,10]	1,281,434
575,000	4.89% (SOFR+208 basis points), 7/20/2033[3,10]	583,815
1,415,000	6.63% (SOFR+205 basis points), 11/1/2034[3,10]	1,582,501
78,000	Nasdaq, Inc. 5.35%, 6/28/2028[3]	80,438
260,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7.00%, 2/1/2030[2,3]	268,036
	Phillips Edison Grocery Center Operating Partnership I LP
490,000	5.25%, 8/15/2032[3]	500,823
80,000	5.75%, 7/15/2034[3]	83,258
244,000	4.95%, 1/15/2035[3]	240,395
281,000	Pine Street Trust III 6.22%, 5/15/2054[2,3]	289,289
	PNC Financial Services Group, Inc.
166,000	6.61% (SOFR Index+173 basis points), 10/20/2027[3,10]	170,074
309,000	5.37% (SOFR+142 basis points), 7/21/2036[3,10]	317,967
379,000	5.00% (3-Month Term SOFR+356 basis points)[3,9,10,11]	377,413
227,000	Prologis LP 5.25%, 3/15/2054[3]	219,531
447,000	Prudential Financial, Inc. 5.70% (3-Month USD Libor+266 basis points), 9/15/2048[3,10]	455,254
215,000	Rexford Industrial Realty LP 2.15%, 9/1/2031[3]	187,012
900,000	Royal Bank of Canada 7.50% (USD 5 Year Tsy+289 basis points), 5/2/2084[3,7,8]	948,441
572,000	Sabra Health Care LP 3.20%, 12/1/2031[3]	519,649

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
78,000	Santander Holdings USA, Inc. 6.50% (SOFR+236 basis points), 3/9/2029[3,10]	$81,412
462,000	SBA Tower Trust 2.59%, 10/15/2031[2,3]	408,503
159,000	Simon Property Group LP 5.85%, 3/8/2053[3]	164,860
278,000	State Street Corp. 6.70% (USD 5 Year Tsy+261 basis points)[3,8,9]	289,358
564,000	Store Capital LLC 5.40%, 4/30/2030[2,3]	574,547
	Toronto-Dominion Bank
382,000	5.53%, 7/17/2026[7]	386,223
350,000	7.25% (USD 5 Year Tsy+298 basis points), 7/31/2084[3,7,8]	368,371
	Truist Financial Corp.
96,000	7.16% (SOFR+245 basis points), 10/30/2029[3,10]	104,001
66,000	5.87% (SOFR+236 basis points), 6/8/2034[3,10]	69,934
70,000	5.71% (SOFR+192 basis points), 1/24/2035[3,10]	73,473
1,232,000	6.67% (USD 5 Year Tsy+300 basis points)[3,8,9,11]	1,237,955
	U.S. Bancorp
94,000	5.84% (SOFR+226 basis points), 6/12/2034[3,10]	100,155
265,000	5.68% (SOFR+186 basis points), 1/23/2035[3,10]	279,180
	UBS Group A.G.
250,000	3.09% (SOFR+173 basis points), 5/14/2032[2,3,7,10]	231,399
200,000	5.70% (USD 1 Year Tsy+177 basis points), 2/8/2035[2,3,7,8]	210,639
325,000	5.58% (SOFR+176 basis points), 5/9/2036[2,3,7,10]	338,483
475,000	Vornado Realty LP 2.15%, 6/1/2026[3]	466,374
	Wells Fargo & Co.
290,000	5.57% (SOFR+174 basis points), 7/25/2029[3,10]	300,586
366,000	5.20% (SOFR+150 basis points), 1/23/2030[3,10]	377,114
535,000	6.49% (SOFR+206 basis points), 10/23/2034[3,10]	594,389
1,200,000	5.50% (SOFR+178 basis points), 1/23/2035[3,10]	1,251,420
1,000,000	4.75%, 12/7/2046	887,069
719,000	3.90% (USD 5 Year Tsy+345 basis points)[3,8,9,11]	711,993
1,010,000	Westpac Banking Corp. 2.67% (USD 5 Year Tsy+175 basis points), 11/15/2035[3,7,8]	906,639
		57,929,145
	GOVERNMENTS — 3.5%
325,000	Argentine Republic Government International Bond 3.50%, 7/9/2041[3,6,7]	157,983
1,000,000	Brazilian Government International Bond 5.50%, 11/6/2030[7]	1,019,300
	Colombia Government International Bond
327,000	5.63%, 2/19/2036[3]	371,413
590,000	7.75%, 11/7/2036[3,7]	617,883

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	GOVERNMENTS (Continued)
290,000	Corp Andina de Fomento 6.75% (SOFR Swap 5 year+312 basis points)[2,3,7,8,9]	$299,686
585,000	Eagle Funding Luxco Sarl 5.50%, 8/17/2030[2,3,7]	593,886
954,000	Israel Government International Bond 5.75%, 3/12/2054[7]	896,910
	Mexico Government International Bond
1,494,000	6.87%, 5/13/2037[3,7]	1,610,607
360,000	6.62%, 1/29/2038[3,7]	378,540
	Peruvian Government International Bond
309,000	5.88%, 8/8/2054[3,7]	309,927
396,000	6.20%, 6/30/2055[3,7]	411,503
730,000	Romanian Government International Bond 5.75%, 3/24/2035[2,7]	702,878
		7,370,516
	HEALTH CARE — 4.3%
762,000	Adventist Health System/West 4.74%, 12/1/2030[3]	762,475
	Amgen, Inc.
61,000	5.25%, 3/2/2030[3]	63,249
146,000	5.65%, 3/2/2053[3]	145,646
1,000,000	Bayer U.S. Finance II LLC 4.63%, 6/25/2038[2,3]	905,282
247,000	Bayer U.S. Finance LLC 6.50%, 11/21/2033[2,3]	266,297
864,000	Bristol-Myers Squibb Co. 5.55%, 2/22/2054[3]	861,006
	Cigna Group
595,000	4.90%, 12/15/2048[3]	533,734
184,000	6.00%, 1/15/2056[3]	190,820
322,000	CVS Health Corp. 6.00%, 6/1/2044[3]	326,455
625,000	Eli Lilly & Co. 5.50%, 2/12/2055[3]	637,916
	HCA, Inc.
500,000	5.87%, 2/1/2029[3]	520,792
595,000	6.20%, 3/1/2055[3]	613,908
206,000	Novartis Capital Corp. 4.70%, 9/18/2054[3]	187,981
	Royalty Pharma PLC
829,000	2.20%, 9/2/2030[3,7]	744,471
320,000	2.15%, 9/2/2031[3,7]	278,765
323,000	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031[3,7]	294,406

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
	Takeda Pharmaceutical Co., Ltd.
651,000	5.30%, 7/5/2034[3,7]	$670,735
545,000	3.18%, 7/9/2050[3,7]	368,506
	UnitedHealth Group, Inc.
397,000	3.05%, 5/15/2041[3]	301,622
253,000	5.95%, 6/15/2055[3]	263,377
204,000	Zimmer Biomet Holdings, Inc. 5.35%, 12/1/2028[3]	211,356
		9,148,799
	INDUSTRIALS — 3.0%
119,000	AGCO Corp. 5.80%, 3/21/2034[3]	123,698
270,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. 7.00%, 5/21/2030[2,3,7]	278,718
	Ashtead Capital, Inc.
422,000	4.00%, 5/1/2028[2,3]	418,475
201,000	5.95%, 10/15/2033[2,3]	212,500
200,000	BAE Systems PLC 5.50%, 3/26/2054[2,3,7]	202,675
	Boeing Co.
556,000	5.80%, 5/1/2050[3]	555,343
193,000	6.86%, 5/1/2054[3]	219,797
136,000	Bombardier, Inc. 6.75%, 6/15/2033[2,3,7]	141,917
1,040,000	CSX Corp. 4.90%, 3/15/2055[3]	953,743
336,000	Herc Holdings, Inc. 5.50%, 7/15/2027[2,3]	335,165
136,000	Norfolk Southern Corp. 5.55%, 3/15/2034[3]	144,126
414,000	Rolls-Royce PLC 5.75%, 10/15/2027[2,3,7]	425,341
367,000	Ryder System, Inc. 6.60%, 12/1/2033[3]	411,034
200,000	Siemens Funding B.V. 5.80%, 5/28/2055[2,3,7]	214,613
175,000	Terex Corp. 6.25%, 10/15/2032[2,3]	178,273
400,000	TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027[2,3]	398,613
52,000	TransDigm, Inc. 6.75%, 8/15/2028[2,3]	52,993
160,000	Triton Container International Ltd. 3.15%, 6/15/2031[2,3,7]	142,721
200,000	Union Pacific Corp. 3.84%, 3/20/2060[3]	148,037

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
	United Parcel Service, Inc.
390,000	5.95%, 5/14/2055[3]	$407,283
277,000	6.05%, 5/14/2065[3]	289,849
		6,254,914
	MATERIALS — 3.1%
200,000	Alcoa Nederland Holding B.V. 7.12%, 3/15/2031[2,3,7]	210,178
323,000	Alumina Pty Ltd. 6.38%, 9/15/2032[2,3,7]	331,074
525,000	Anglo American Capital PLC 5.75%, 4/5/2034[2,3,7]	551,035
516,000	AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030[3,7]	492,284
553,000	Ball Corp. 6.00%, 6/15/2029[3]	566,086
	Braskem Netherlands Finance B.V.
460,000	8.00%, 10/15/2034[2,3,7]	171,810
349,000	5.88%, 1/31/2050[2,7]	125,727
200,000	Cemex S.A.B. de C.V. 7.20% (USD 5 Year Tsy+352 basis points)[2,3,7,8,9]	207,710
487,000	Corp Nacional del Cobre de Chile 6.33%, 1/13/2035[2,3,7]	519,264
220,000	Glencore Funding LLC 5.89%, 4/4/2054[2,3]	221,988
240,000	LD Celulose International GmbH 7.95%, 1/26/2032[2,3,7]	253,706
271,000	Olin Corp. 6.62%, 4/1/2033[2,3]	272,415
	Rio Tinto Finance USA PLC
617,000	5.75%, 3/14/2055[3,7]	634,669
214,000	5.88%, 3/14/2065[3,7]	222,890
200,000	Smurfit Kappa Treasury ULC 5.44%, 4/3/2034[3,7]	207,366
430,000	Smyrna Ready Mix Concrete LLC 8.87%, 11/15/2031[2,3]	453,718
400,000	Solvay Finance America LLC 5.85%, 6/4/2034[2,3]	418,067
295,000	Steel Dynamics, Inc. 5.25%, 5/15/2035[3]	301,431
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[3,7]	296,167
146,000	Vale Overseas Ltd. 6.40%, 6/28/2054[3,7]	150,077
		6,607,662

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY — 4.6%
	Broadcom, Inc.
1,125,000	3.47%, 4/15/2034[2,3]	$1,026,214
1,030,000	3.19%, 11/15/2036[2,3]	879,355
98,000	Dell International LLC / EMC Corp. 8.35%, 7/15/2046[3]	127,299
500,000	Foundry JV Holdco LLC 6.30%, 1/25/2039[2,3]	537,690
804,000	Hewlett Packard Enterprise Co. 5.00%, 10/15/2034[3]	797,779
839,000	HP, Inc. 5.40%, 4/25/2030[3]	870,955
313,000	IBM International Capital Pte Ltd. 5.30%, 2/5/2054[3,7]	299,355
	Intel Corp.
724,000	5.15%, 2/21/2034[3]	734,079
234,000	5.70%, 2/10/2053[3]	226,297
	Micron Technology, Inc.
109,000	5.30%, 1/15/2031[3]	112,815
166,000	2.70%, 4/15/2032[3]	147,716
151,000	Microsoft Corp. 2.68%, 6/1/2060[3]	90,227
526,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.30%, 6/18/2029[3,7]	525,462
	Oracle Corp.
924,000	4.20%, 9/27/2029[3]	922,239
500,000	3.85%, 7/15/2036[3]	445,506
458,000	3.60%, 4/1/2040[3]	367,771
780,000	4.00%, 7/15/2046[3]	607,639
440,000	5.37%, 9/27/2054[3]	403,933
768,000	VMware, Inc. 2.20%, 8/15/2031[3]	677,602
		9,799,933
	UTILITIES — 8.6%
446,898	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[2,3,7]	422,319
265,000	Alliant Energy Corp. 5.75% (USD 5 Year Tsy+208 basis points), 4/1/2056[3,5]	265,340
484,000	American Electric Power Co., Inc. 6.05% (USD 5 Year Tsy+194 basis points), 3/15/20563,5	484,498
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[3]	643,912
1,025,000	Baltimore Gas and Electric Co. 5.65%, 6/1/2054[3]	1,045,804
700,000	Black Hills Corp. 6.15%, 5/15/2034[3]	747,753

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
403,000	CenterPoint Energy, Inc. 6.70% (USD 5 Year Tsy+259 basis points), 5/15/2055[3,5]	$416,440
229,000	CMS Energy Corp. 3.75% (USD 5 Year Tsy+290 basis points), 12/1/2050[3,8]	211,402
	Consolidated Edison Co. of New York, Inc.
140,000	5.90%, 11/15/2053[3]	145,939
1,000,000	5.70%, 5/15/2054[3]	1,024,029
	Constellation Energy Generation LLC
1,000,000	6.13%, 1/15/2034[3]	1,088,442
493,000	5.75%, 3/15/2054[3]	500,140
	Duke Energy Corp.
1,000,000	5.45%, 6/15/2034[3]	1,040,115
800,000	5.00%, 8/15/2052[3]	720,106
870,000	Duke Energy Indiana LLC 5.40%, 4/1/2053[3]	850,752
200,000	Electricite de France S.A. 9.12% (USD 5 Year Tsy+541 basis points)[2,3,7,8,9]	231,787
300,000	Enel Finance International N.V. 7.50%, 10/14/2032[2,3,7]	345,895
433,000	Entergy Corp. 7.12% (USD 5 Year Tsy+267 basis points), 12/1/2054[3,8]	452,436
97,000	Eversource Energy 5.50%, 1/1/2034[3]	100,156
	Exelon Corp.
905,000	4.05%, 4/15/2030[3]	895,393
212,000	6.50% (USD 5 Year Tsy+197 basis points), 3/15/2055[3,8]	221,684
354,000	FirstEnergy Pennsylvania Electric Co 4.30%, 1/15/2029[2,3]	353,762
164,000	Hawaiian Electric Co., Inc. 6.00%, 10/1/2033[2,3]	165,358
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[3]	300,576
314,000	Jersey Central Power & Light Co. 2.75%, 3/1/2032[2,3]	280,759
327,000	NextEra Energy Capital Holdings, Inc. 6.50% (USD 5 Year Tsy+198 basis points), 8/15/2055[3,8]	346,332
	NiSource, Inc.
218,000	3.60%, 5/1/2030[3]	211,134
112,000	5.40%, 6/30/2033[3]	116,108
363,000	NRG Energy, Inc. 6.00%, 1/15/2036[2,3]	363,134
	Pacific Gas and Electric Co.
601,000	5.05%, 10/15/2032[3]	599,858
481,000	3.50%, 8/1/2050[3]	328,293
187,000	Pinnacle West Capital Corp. 5.15%, 5/15/2030[3]	192,294

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
253,000	PPL Capital Funding, Inc. 5.25%, 9/1/2034[3]	$258,752
111,000	Public Service Enterprise Group, Inc. 6.12%, 10/15/2033[3]	119,829
239,000	Puget Energy, Inc. 2.38%, 6/15/2028[3]	226,937
	Southern California Edison Co.
139,000	5.25%, 3/15/2030[3]	141,780
249,000	6.20%, 9/15/2055[3]	251,170
	Southern Co. Gas Capital Corp.
926,000	5.88%, 3/15/2041[3]	959,717
121,000	3.95%, 10/1/2046[3]	95,686
822,000	4.40%, 5/30/2047[3]	690,080
157,000	Xcel Energy, Inc. 5.60%, 4/15/2035[3]	162,892
		18,018,793
	TOTAL CORPORATE BONDS
	(Cost $175,235,376)	173,516,914
	MUNICIPAL BONDS — 0.2%
250,000	City of New York NY 6.38%, 2/1/2055[3]	267,280
294,000	University of Michigan 3.60%, 4/1/2047	248,807
	TOTAL MUNICIPAL BONDS
	(Cost $544,000)	516,087
	U.S. GOVERNMENT AND AGENCIES — 1.6%
2,310,900	United States Treasury Bond 4.88%, 8/15/2045	2,360,367
1,040,300	United States Treasury Note 4.25%, 8/15/2035	1,048,753
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $3,410,536)	3,409,120

Number of Shares
	SHORT-TERM INVESTMENTS — 1.8%
3,730,662	Goldman Sachs Financial Square Government Fund - Institutional Class 3.96%[12]	3,730,662
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,730,662)	3,730,662
	TOTAL INVESTMENTS — 99.2%
	(Cost $210,876,950)	208,929,624
	Other Assets in Excess of Liabilities — 0.8%	1,731,384
	TOTAL NET ASSETS — 100.0%	$210,661,008

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
ULC – Unlimited Liability Corporation

[1]	Local currency.

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $74,045,811, which represents 35.2% of total net assets of the Fund.

[3]	Callable.

[4]	Floating rate security.

[5]	Variable rate security. Rate shown is the rate in effect as of September 30, 2025.

[6]	Step rate security.

[7]	Foreign security denominated in U.S. Dollars.

[8]	Fixed to variable security. Fixed rate indicated is the rate effective at September 30, 2025. Security may convert at a future date to a variable rate of referenced rate and spread.

[9]	Perpetual security. Date shown is next call date.

[10]	Fixed to float security. Fixed rate indicated is the rate effective at September 30, 2025. Security may convert at a future date to a floating rate or referenced rate and spread.

[11]	Interest-only security.

[12]	The rate is the annualized seven-day yield at period end.

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Pay/(b) Rating(a) (Moody's/ S&P)	Receive Fixed Rate	Premium Fixed/Rate Frequency	Unrealized Expiration Date	Notional Amount	Paid (Received)	Appreciation/ (Depreciation)	Value
Goldman Sachs International
Markit CDX NA High Yield
CDSI Series 44 Index		Receive	5%/Quarterly	6/20/30	$4,500,000	$(313,732)	$(46,900)	$(360,632)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$(313,732)	$(46,900)	$(360,632)

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s and Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at September 30, 2025.

(b)	If AAM/Insight Select Income Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If AAM/Insight Select Income Fund is receiving a fixed rate, AAM/Insight Select Income Fund acts as guarantor of the variable instrument.

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At September 30, 2025	Unrealized Appreciation (Depreciation)
Euro	Citi Bank	EUR per USD	10/10/2025	993,000	$(1,167,071)	$(1,166,543)	$528
					(1,167,071)	(1,166,543)	528
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(1,167,071)	$(1,166,543)	$528

EUR – Euro

AAM/Insight Select Income Fund SCHEDULE OF INVESTMENTS As of September 30, 2025 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
54	2-Year U.S. Treasury Note	September 2025	$11,253,516	$16,110
74	5-Year U.S. Treasury Note	September 2025	8,080,453	22,926
2	10-Year U.S. Treasury Note	September 2025	225,000	1,068
(11)	Euro Bund	September 2025	(1,661,767)	(3,384)
109	U.S. Treasury Long Bond	September 2025	12,708,719	280,749
(57)	Ultra 10-Year U.S. Treasury Note	September 2025	(6,559,453)	(75,589)

TOTAL FUTURES CONTRACTS			$24,046,467	$241,880